Schedule of US Federal Income Tax Rate to the Company's Effective Tax Rate (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Simple Agreements For Future Equity
Statutory federal income tax benefit, value					$ (6,617,812)	$ (3,025,315)
Statutory federal income tax benefit, percentage					21.00%	21.00%
State taxes, net of federal tax benefit, value					$ (463,682)	$ (219,705)
State taxes, net of federal tax benefit, percentage					1.50%	1.50%
Change in valuation allowance, value					$ 2,968,883	$ 2,079,231
Change in valuation allowance, percentage					(9.40%)	(14.40%)
Change in state tax rate, value					$ 16,101	$ 462,709
Change in state tax rate, percentage					(0.10%)	(3.20%)
Change in fair value estimates, value					$ (107,489)	$ (2,050,026)
Change in fair value estimates, percentage					0.30%	14.20%
Non-deductible interest - IRC 163(l), value					$ 516,624	$ 738,993
Change in fair value estimates, percentage					(1.60%)	(5.10%)
Non-deductible transaction/restructuring costs, value						$ 1,313,792
Non-deductible transaction/restructuring costs, percentage					0.00%	(9.10%)
Loss on debt conversion & extinguishment, value					$ 2,935,747
Loss on debt conversion & extinguishment, percentage					(9.30%)	0.00%
Nondeductible warrant issuance expense, value						$ 552,321
Nondeductible warrant issuance expense, percentage					0.00%	(3.80%)
Impairment of goodwill, value					$ 612,511
Impairment of goodwill, percentage					(1.90%)	0.00%
Other non-deductible expenses, value					$ 139,117	$ 148,000
Other non-deductible expenses, percentage					(0.50%)	(1.00%)
Effective tax rate	$ 270,109	$ 1,010	$ 112,671	$ 6,701
Effective tax rate, percentage					0.00%	0.00%